Revenue from Contracts with Customers - Schedule of Movements of Contract Liabilities (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Contract liabilities [abstract]
At the beginning of the period/year	€ 4,857	€ 1,829	€ 1,924	€ 2,325
Advance payments received	2,325	4,857	7,018	1,924
Advance payments applied	(4,857)	(1,829)	(1,924)	(2,325)
At the end of the period/year	€ 2,325	€ 4,857	€ 7,018	€ 1,924